Other Receivables, Deposits and Prepayments (Tables)	6 Months Ended
Dec. 31, 2023
Other Receivables, Deposits and Prepayments [Abstract]
Schedule of Other Receivables, Deposits and Prepayments
	31 December 2023	30 June 2023
	RM	RM

Other receivables	710,429	305,138
Deposits	15,034,475	5,023,150
Prepayments	164,480	193,135
	15,909,384	5,521,423
Less : Impairment
Other receivables	(50,847)	(50,847)
	15,858,537	5,470,576